Debt - Future minimum payments of principal of Company's outstanding PPP loan (Details) - Wag Labs, Inc. - USD ($) $ in Thousands	Jun. 30, 2022	Dec. 31, 2021
Future minimum payments of the principal on the Company's outstanding PPP loan
2022	$ 446	$ 442
2023	451	446
2024	303	451
2025		303
Total principal amount	$ 1,422	$ 1,642